Note 4 - Loans and Allowance for Loan Losses (Details) - Troubled Debt Restructurings During the Period $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014 USD ($)
Troubled debt restructurings:
Number of contracts	0	0	3
Pre-modification outstanding balance			$ 542
Post-modification outstanding balance			$ 542
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Troubled debt restructurings:
Number of contracts			3
Pre-modification outstanding balance			$ 542
Post-modification outstanding balance			$ 542